Other long-term receivables (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Other long-term receivables
R&D tax incentive	€ 1,233,000	€ 1,110,000
Prepayment option	91,000	112,000
Cash guarantees	394,000	395,000
Total other long term receivables	€ 1,718,000	€ 1,617,000